Note 5 - Land, Property and Equipment	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
5.	Land, Property and Equipment

	Land ($)	Buildings and Camp Structures ($)	Office Equipment ($)	Right-of- Use Assets (Office and) warehouse space) ($)	Exploration Equipment ($)	Vehicles ($)	Total ($)
Cost
Balance at November 30, 2019	1,007,981	1,176,058	117,254	-	306,882	365,478	2,973,653
Initial recognition of IFRS 16	-	-	-	65,794	-	-	65,794
Additions	42,715	-	36,397	132,992	-	-	212,104
Disposal of equipment	-	-	(1,388)	-	(61,577)	-	(62,965)
Change in reclamation estimate	-	4,543	-	-	-	-	4,543
Impact of foreign currency translation	(22,795)	(25,488)	(14,705)	(1,579)	(13,331)	(11,543)	(89,441)
Balance at November 30, 2020	1,027,901	1,155,113	137,558	197,207	231,974	353,935	3,103,688
Additions	-	-	7,787	149,053	-	-	156,840
Change in reclamation estimate	-	55,303	-	-	-	-	55,303
Deconsolidation of GRC	-	-	(2,174)	-	-	-	(2,174)
Impact of foreign currency translation	(17,552)	(17,384)	(3,263)	1,756	(5,272)	(6,755)	(48,470)
Balance at November 30, 2021	1,010,349	1,193,032	139,908	348,016	226,702	347,180	3,265,187

Accumulated Depreciation
Balance at November 30, 2019	-	437,559	113,755	-	277,072	326,784	1,155,170
Disposal of equipment	-	-	(1,388)	-	(61,577)	-	(62,965)
Depreciation	-	96,473	8,827	102,203	28,508	39,152	275,163
Impact of foreign currency translation	-	(12,675)	(14,387)	(1,639)	(13,628)	(12,001)	(54,330)
Balance at November 30, 2020	-	521,357	106,807	100,564	230,375	353,935	1,313,038
Depreciation	-	61,635	13,737	109,223	1,028	-	185,623
Deconsolidation of GRC	-	-	(369)	-	-	-	(369)
Impact of foreign currency translation	-	(7,707)	(3,416)	454	(5,225)	(6,755)	(22,649)
Balance at November 30, 2021	-	575,285	116,759	210,241	226,178	347,180	1,475,643

Net Book Value
At November 30, 2020	1,027,901	633,756	30,751	96,643	1,599	-	1,790,650
At November 30, 2021	1,010,349	617,747	23,149	137,775	524	-	1,789,544